Income Taxes (Benefit) - Schedule of Income before Income Tax, Domestic and Foreign (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Income Taxes [Line Items]
Domestic	$ (169,372)					$ 167,624	$ 243,053	$ 234,436
Foreign	10,569					102,635	112,620	99,945
Earnings (loss) before income taxes, total	(158,803)					270,259	355,673	334,381
Earnings from discontinued operations before income taxes	6,223	3,305	(5,984)	8,130	33,893	37,055	55,167	80,652
Earnings (loss) from continuing operations before income taxes (benefit)	$ (165,026)	$ (65,020)	$ (284,569)	$ 116,153	$ 296,041	$ 233,204	$ 300,506	$ 253,729